Business Combinations And Capital Reorganization - Summary Of Tabular Form Of Networth Of The Companies As A Result Of Reorganization (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 01, 2021
Disclosure In Tabular Form Of Networth Of The Companies As A Result Of Reorganization [Line Items]
Share capital	€ 50,352	€ 45,769	€ 44,480	€ 44,430
Share premium	481,615	378,240		321,789
Loss for the period	(420,195)	(306,696)		(154,680)
Other equity components	5,868	10,597		4,371
Foreign currency translation reserve				118
Total Assets	€ 149,789	€ 169,150		€ 216,028